Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

	Foreign Owned
Name of Foreign	Subsidiaries'
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2017	2018
	$	$
Cash and cash equivalents	57,745,894	86,850,225
Restricted cash	336,690	—
Accounts receivable, net of allowance for doubtful accounts	67,434,568	101,824,418
Contract assets	1,410,198	2,137,107
Customer deposits	8,648,959	8,941,442
Amounts due from related parties	4,077,008	11,061,430
Other current assets	5,987,132	5,756,953
Total current assets	145,640,449	216,571,575
Total non-current assets	56,767,649	38,951,179
Total assets	202,408,098	255,522,754
Accounts payable	1,771,717	225,700
Accrued payroll and welfare expenses	28,021,779	23,622,869
Income tax payable	25,705,206	25,597,112
Other tax payable	11,166,308	11,730,876
Amounts due to related parties	1,245,000	3,862,779
Advances from customers	10,050,703	26,576,831
Accrued marketing and advertising expenses	14,117,697	9,439,740
Other current liabilities	15,606,182	10,338,171
Total current liabilities	107,684,592	111,394,078
Deferred tax liabilities	414,505	275,223
Total liabilities	108,099,097	111,669,301

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Total net revenues	540,838,424	357,698,260	459,944,563
Cost of revenues	(45,641,656)	(64,947,541)	(64,237,782)
Net income (loss)	2,286,007	(4,453,820)	952,919
Net cash provided by/(used in) operating activities	43,652,445	(33,297,103)	33,053,169
Net cash provided by/(used in) investing activities	(1,945,215)	(2,551,687)	31,110
Net cash used in financing activities	(6,782,336)	—	—

Schedule of property, plant and equipment, useful life

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Balance as of January 1	26,350,814	31,160,340	21,827,663
Provisions for doubtful accounts	14,797,072	4,399,176	1,892,838
Write offs	(8,081,575)	(15,325,934)	(4,576,818)
Changes due to foreign exchange	(1,905,971)	1,594,081	(948,301)
Balance as of December 31	31,160,340	21,827,663	18,195,382

Schedule of the computation of basic and diluted loss per share

	Year Ended December 31,
	2016	2017	2018
Net loss attributable to Leju ordinary shareholders—basic and diluted	$(9,788,839)	$(160,901,216)	$(13,480,527)

Weighted average number of ordinary shares outstanding—basic	135,220,210	135,708,350	135,763,962

Weighted average number of ordinary shares outstanding-diluted	135,220,210	135,708,350	135,763,962

Basic loss per share	$(0.07)	$(1.19)	$(0.10)

Diluted loss per share	$(0.07)	$(1.19)	$(0.10)

Schedule of antidilutive securities excluded from computation of diluted loss per share

	Year Ended December 31,
	2016	2017	2018
Share options and restricted shares	7,746,383	8,818,877	13,776,043

Customer risk | Accounts receivable
Schedule of concentration risk

	As of December 31,
	2017	2018
	$	$
Customer A	24,387,044	50,555,309